Leases - Right Of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 32.9	$ 43.3
Additions	52.2	10.4
Depreciation, right-of-use assets	(22.6)	(20.8)
Right-of-use assets, ending balance	62.5	32.9
Machinery and Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	14.1	22.7
Additions	38.0	0.6
Depreciation, right-of-use assets	(14.4)	(9.2)
Right-of-use assets, ending balance	37.7	14.1
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	5.4	13.5
Additions	12.2	2.2
Depreciation, right-of-use assets	(5.6)	(10.3)
Right-of-use assets, ending balance	12.0	5.4
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	13.4	7.1
Additions	2.0	7.6
Depreciation, right-of-use assets	(2.6)	(1.3)
Right-of-use assets, ending balance	$ 12.8	$ 13.4